Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3)(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) (in thousands)	Revenue (in thousands)(6)
					Total Shareholder Return	Peer Group Total Shareholder Return(5)
2021	$497,789	$497,789	$1,308,783	$1,967,061	$164.18	$103.04	$5,284	$747,590
2022	$601,620	$601,620	$1,780,946	$1,057,419	$127.12	$78.99	$(2,002)	$847,133
2023	$601,620	$601,620	$622,624	$978,020	$143.74	$74.07	$90,954	$1,058,522
2024	$630,467	$630,467	$1,842,751	$1,788,811	$135.70	$77.83	$14,012	$1,194,615
2025	$851,621	$851,621	$2,853,098	$3,684,398	$177.66	$77.66	$177,687	$1,403,665

Company Selected Measure Name	revenue
Named Executive Officers, Footnote	The Principal Executive Officer (PEO) in fiscal 2025, 2024, 2023, 2022 and 2021 is Adam Elsesser. No adjustments were required to be made to the Summary Compensation Table amounts for Mr. Elsesser for any of the fiscal years presented because Mr. Elsesser’s compensation for each year consisted solely of base salary and life insurance and short-term and long-term disability insurance premium payments.The NEOs included in the calculation of average non-PEO NEO compensation in fiscal 2021 are Maggie Yuen, Johanna Roberts, Lynn Rothman and Lambert Shiu, the NEOs included in the calculation of average non-PEO NEO compensation in fiscal 2022, 2023 and 2024 are Maggie Yuen, Johanna Roberts and Lambert Shiu, and the NEOs included in the calculation of average non-PEO NEO compensation in fiscal 2025 are Maggie Yuen, Johanna Roberts, Lambert Shiu and Shruthi Narayan.
Peer Group Issuers, Footnote	The peer group used for Total Shareholder Return is the S&P Healthcare Equipment Index.
PEO Total Compensation Amount	$ 851,621	$ 630,467	$ 601,620	$ 601,620	$ 497,789
PEO Actually Paid Compensation Amount	851,621	630,467	601,620	601,620	497,789
Non-PEO NEO Average Total Compensation Amount	2,853,098	1,842,751	622,624	1,780,946	1,308,783
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,684,398	1,788,811	978,020	1,057,419	1,967,061
Adjustment to Non-PEO NEO Compensation Footnote	Adjustments to the compensation actually paid to our non-PEO NEOs reflect the fair values of RSUs and stock options at the required measurement dates, consistent with the approach used to value equity awards at the grant date as described in Notes 2 and 11 to the consolidated financial statements contained in the Company’s Annual Report on Form 10-K for the year ended December 31, 2025, as filed with the SEC on February 25, 2026, except that these calculations do not give effect to any estimate of forfeitures related to service-based vesting, but assume that the NEO will perform the requisite service for the award to vest in full. Changes to RSU fair values from the grant date (for current year grants) and from prior year-end (for prior year RSU grants) are based on the closing price of our common stock as reported by the NYSE at the respective measurement dates. Changes to stock option fair values are based on the closing price of our common stock as reported by the NYSE at the respective measurement dates, in addition to updated expected option term, implied volatility of our common stock over the updated expected option term, and risk-free rate assumptions. For all fiscal years presented, the meaningful increases or decreases in stock option fair value at the respective measurement dates from the fair value on the grant date were primarily driven by changes in the stock price.SEC rules require certain adjustments to the Summary Compensation Table total compensation to determine the Compensation Actually Paid (CAP) as reported in the Pay Versus Performance Table. In general, CAP reflects changes in the fair value of outstanding equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date), as well as adjustments related to benefits under defined benefit or actuarial pension plans. There were no adjustments related to benefits under defined benefit or actuarial pension plans for any of our NEOs, as we do not maintain any such plans. There were also no adjustments made with respect to equity awards granted in a prior year that failed to meet vesting conditions in 2025, or dividends or other earnings paid on equity awards not included in another component of the Summary Compensation Table total compensation, since there were no such equity awards or earnings in 2025. The following table sets forth the adjustments to the Summary Compensation Table total compensation to determine the CAP to our non-PEO NEOs for the fiscal year ended December 31, 2025:

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Subtract grant date fair value of stock awards granted during the fiscal year	Add year-end value of outstanding and unvested stock awards granted during the fiscal year	Add value of vested stock awards granted during the fiscal year	Add change in value of outstanding and unvested stock awards granted in prior years	Add change in value of vested stock awards granted in prior years	Average Compensation Actually Paid to Non-PEO NEOs
2025	$2,853,098	$2,157,266	$2,421,600	$50,500	$360,174	$156,292	$3,684,398

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship Between PEO and Average non-PEO NEO CAP and Total Shareholder Return
The CAP to our PEO for the fiscal years presented increased by 20.9% from 2021 to 2022, from $497,789 to $601,620, remained flat from 2022 to 2023 at $601,620, increased by 4.8% from 2023 to 2024, from $601,620 to $630,467, and increased by 35.1% from 2024 to 2025, from $630,467 to $851,621.

The average CAP to our non-PEO NEOs for the fiscal years presented decreased by 46.2% from 2021 to 2022, from $1,967,061 to $1,057,419, decreased by 7.5% from 2022 to 2023, from $1,057,419 to $978,020, increased by 82.9% from 2023 to 2024, from $978,020 to $1,788,811, and increased by 106.0% from 2024 to 2025, from $1,788,811 to $3,684,398.

The Company’s cumulative Total Shareholder Return (TSR) for the periods presented increased by 64.2% during 2021, decreased by 22.6% from 2021 to 2022, increased by 13.1% from 2022 to 2023, decreased by 5.6% from 2023 to 2024, and increased by 30.9% from 2024 to 2025. Compared to the cumulative TSR of the S&P
Healthcare Equipment Index for the periods presented, the Company’s cumulative TSR was greater than the cumulative TSR of the S&P Healthcare Equipment index by 59.3% in 2021, by 60.9% in 2022, by 94.1% in 2023, by 74.4% in 2024, and by 128.8% in 2025.

Compensation Actually Paid vs. Net Income
Description of Relationship Between PEO and Average non-PEO NEO CAP and Net (Loss) Income
The CAP to our PEO for the fiscal years presented increased by 20.9% from 2021 to 2022, from $497,789 to $601,620, remained flat from 2022 to 2023 at $601,620, increased by 4.8% from 2023 to 2024, from $601,620 to $630,467, and increased by 35.1% from 2024 to 2025, from $630.467 to $851,621.
The average CAP to our non-PEO NEOs for the fiscal years presented decreased by 46.2% from 2021 to 2022, from $1,967,061 to $1,057,419, decreased by 7.5% from 2022 to 2023, from $1,057,419 to $978,020, increased by 82.9% from 2023 to 2024, from $978,020 to $1,788,811, and increased by 106.0% from 2024 to 2025, from $1,788,811 to $3,684,398.
The Company’s net income (loss) for the fiscal years presented decreased by $7.3 million from 2021 to 2022, from net income of $5.3 million to a net loss of $2.0 million, increased by $93.0 million from 2022 to 2023, from a net loss of $2.0 million to net income of $91.0 million, decreased by $77.0 million from 2023 to 2024, from net income of $91.0 million to net income of $14.0 million, and increased by $163.7 million from 2024 to 2025, from net income of $14.0 million to net income of $177.7 million.

Compensation Actually Paid vs. Company Selected Measure
Description of Relationship Between PEO and Average non-PEO NEO CAP and Revenue
The CAP to our PEO for the fiscal years presented increased by 20.9% from 2021 to 2022, from $497,789 to $601,620, remained flat from 2022 to 2023 at $601,620, increased by 4.8% from 2023 to 2024, from $601,620 to $630,467, and increased by 35.1% from 2024 to 2025, from $630,467 to $851,621.
The average CAP to our non-PEO NEOs for the fiscal years presented decreased by 46.2% from 2021 to 2022, from $1,967,061 to $1,057,419, decreased by 7.5% from 2022 to 2023, from $1,057,419 to $978,020, increased by 82.9% from 2023 to 2024, from $978,020 to $1,788,811, and increased by 106.0% from 2024 to 2025, from $1,788,811 to $3,684,398.
The Company’s revenue for the fiscal years presented increased by 13.3% from 2021 to 2022, from $747.6 million to $847.1 million, by 25.0% from 2022 to 2023, from $847.1 million to $1,058.5 million, and by 12.9% from 2023 to 2024, from $1,058.5 million to $1,194.6 million, and by 17.5% from 2024 to 2025, from $1,194.6 million to $1,403.7 million.

Total Shareholder Return Vs Peer Group
Description of Relationship Between PEO and Average non-PEO NEO CAP and Total Shareholder Return
The CAP to our PEO for the fiscal years presented increased by 20.9% from 2021 to 2022, from $497,789 to $601,620, remained flat from 2022 to 2023 at $601,620, increased by 4.8% from 2023 to 2024, from $601,620 to $630,467, and increased by 35.1% from 2024 to 2025, from $630,467 to $851,621.

The average CAP to our non-PEO NEOs for the fiscal years presented decreased by 46.2% from 2021 to 2022, from $1,967,061 to $1,057,419, decreased by 7.5% from 2022 to 2023, from $1,057,419 to $978,020, increased by 82.9% from 2023 to 2024, from $978,020 to $1,788,811, and increased by 106.0% from 2024 to 2025, from $1,788,811 to $3,684,398.

The Company’s cumulative Total Shareholder Return (TSR) for the periods presented increased by 64.2% during 2021, decreased by 22.6% from 2021 to 2022, increased by 13.1% from 2022 to 2023, decreased by 5.6% from 2023 to 2024, and increased by 30.9% from 2024 to 2025. Compared to the cumulative TSR of the S&P
Healthcare Equipment Index for the periods presented, the Company’s cumulative TSR was greater than the cumulative TSR of the S&P Healthcare Equipment index by 59.3% in 2021, by 60.9% in 2022, by 94.1% in 2023, by 74.4% in 2024, and by 128.8% in 2025.

Total Shareholder Return Amount	$ 177.66	135.70	143.74	127.12	164.18
Peer Group Total Shareholder Return Amount	77.66	77.83	74.07	78.99	103.04
Net Income (Loss)	$ 177,687,000	$ 14,012,000	$ 90,954,000	$ (2,002,000)	$ 5,284,000
Company Selected Measure Amount	1,403,665,000	1,194,615,000	1,058,522,000	847,133,000	747,590,000
PEO Name	Adam Elsesser
Additional 402(v) Disclosure	Prior to 2023, the Company did not use any financial performance measures to link compensation actually paid to our NEOs to Company performance. In February 2023, the Compensation Committee adopted an annual equity program, pursuant to which certain of the Company’s senior employees, including all of our NEOs other than our Chief Executive Officer, were eligible to receive awards of RSUs based on the Company’s achievement against predetermined financial performance targets for revenue and non-GAAP income from operations for the year ended December 31, 2023, weighted 75% based on the Company’s revenue achievement and 25% based on the Company’s non-GAAP income from operations achievement, as well as individual performance. In February 2024 and 2025, the Compensation Committee renewed the performance equity program for 2024 and 2025, respectively, on substantially similar terms as the 2023 program, other than to modify the non-GAAP income from operations metric to include non-GAAP operating margin and appropriate adjustments to the performance targets. Based on such performance metrics, targets and weighting, in the Company’s assessment, revenue represents the most important financial performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link the CAP to the Company’s NEOs, for the year ended December 31, 2025, to Company performance.
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP income from operations (including non-GAAP operating margin)•
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,157,266)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,421,600
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	360,174
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	50,500
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 156,292